UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7139

Fidelity Hereford Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Government
Money Market Fund

January 31, 2012

1.813060.107

SPU-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 2.3%
	Yield (a)	Principal Amount	Value
Other Government Related - 2.3%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)

2/7/12	0.19 (b)	$ 1,000,000	$ 999,995
2/8/12	0.19 (b)	2,000,000	1,999,979
2/10/12	0.19 (b)	2,000,000	1,999,937
2/13/12	0.19 (b)	1,000,000	999,963
2/14/12	0.19 (b)	1,000,000	999,958
4/6/12	0.19 (b)	1,000,000	999,673
4/9/12	0.19 (b)	2,000,000	1,999,335
4/17/12	0.19 (b)	2,000,000	1,999,251
4/24/12	0.19 (b)	2,000,000	1,999,177
4/26/12	0.19 (b)	2,000,000	1,999,134
4/27/12	0.19 (b)	2,000,000	1,999,124
5/1/12	0.19 (b)	2,000,000	1,999,103
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			19,994,629
Federal Agencies - 30.4%

Fannie Mae - 0.8%
3/1/12	0.10	7,000,000	6,999,436
Fannie Mae Guaranteed Mortgage pass-thru certificates - 1.8%
5/18/12 to 11/19/12	0.15 to 0.32 (c)	16,000,000	16,281,055
Federal Farm Credit Bank - 1.8%
11/29/12 to 8/26/13	0.22 to 0.35 (c)	16,000,000	16,018,808
Federal Home Loan Bank - 20.8%
2/3/12 to 2/20/13	0.06 to 0.41 (c)	181,000,000	181,007,417
Freddie Mac - 5.2%
3/20/12 to 12/27/12	0.10 to 0.26 (c)	45,025,000	45,059,388
TOTAL FEDERAL AGENCIES			265,366,104
U.S. Treasury Obligations - 9.7%

U.S. Treasury Bills - 1.8%
2/9/12 to 10/18/12	0.06 to 0.12	16,000,000	15,994,746
U.S. Treasury Notes - 7.9%
5/15/12 to 2/28/13	0.07 to 0.19	68,000,000	68,525,275
TOTAL U.S. TREASURY OBLIGATIONS			84,520,021
Repurchase Agreements - 54.1%
	Maturity Amount	Value
In a joint trading account at 0.27% dated 1/31/12 due 2/1/12 (Collateralized by (U.S. Government Obligations)) #	$ 333,108,522	$ 333,106,000
With:
Barclays Capital, Inc. at:
0.1%, dated:
1/6/12 due 2/6/12 (Collateralized by U.S. Government Obligations valued at $2,051,649, 3.5% - 4%, 8/1/26 - 1/1/42)	2,000,172	2,000,000
1/9/12 due 2/7/12 (Collateralized by U.S. Government Obligations valued at $4,102,203, 3.5% - 4%, 8/1/26 - 1/1/42)	4,000,333	4,000,000
1/10/12 due 2/7/12 (Collateralized by U.S. Government Obligations valued at $2,051,626, 3.5% - 4%, 8/1/26 - 1/1/42)	2,000,167	2,000,000
0.12%, dated 1/24/12 due 2/7/12 (Collateralized by U.S. Government Obligations valued at $2,050,897, 3.5%, 12/1/25)	2,000,200	2,000,000
Goldman Sachs & Co. at 0.14%, dated:
1/26/12 due 2/2/12 (Collateralized by U.S. Government Obligations valued at $5,100,119, 5.5%, 12/1/38)	5,000,136	5,000,000
1/27/12 due 2/3/12 (Collateralized by U.S. Government Obligations valued at $5,100,099, 5.5%, 12/1/38)	5,000,136	5,000,000
1/30/12 due 2/6/12 (Collateralized by U.S. Government Obligations valued at $2,040,017, 5.5%, 12/1/38)	2,000,054	2,000,000
ING Financial Markets LLC at:
0.13%, dated 1/12/12 due 2/7/12 (Collateralized by U.S. Government Obligations valued at $43,909,814, 0.69% - 5%, 7/15/29 - 3/1/40)	43,004,969	43,000,000
0.24%, dated 11/7/11 due 2/7/12 (Collateralized by U.S. Government Obligations valued at $4,088,064, 2.23% - 6.5%, 5/1/26 - 10/1/41)	4,002,533	4,000,000
0.26%, dated 11/17/11 due 2/7/12 (Collateralized by U.S. Government Obligations valued at $65,329,378, 2.23% - 5.75%, 5/1/26 - 10/1/41)	64,041,600	64,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at 0.14%, dated 1/24/12 due 2/7/12 (Collateralized by U.S. Government Obligations valued at $2,040,064, 5%, 6/1/30)	$ 2,000,241	$ 2,000,000
RBC Capital Markets Corp. at 0.2%, dated 9/14/11 due 2/7/12 (Collateralized by U.S. Government Obligations valued at $3,062,394, 1.41% - 6.5%, 1/1/14 - 9/1/44)	3,003,033	3,000,000
TOTAL REPURCHASE AGREEMENTS		471,106,000
TOTAL INVESTMENT PORTFOLIO - 96.5% (Cost $840,986,754)		840,986,754
NET OTHER ASSETS (LIABILITIES) - 3.5%		30,339,791
NET ASSETS - 100%		$ 871,326,545
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $19,994,629, or 2.3% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$333,106,000 due 2/01/12 at 0.27%
Mizuho Securities USA, Inc.	$ 333,106,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At January 31, 2012, the cost of investment securities for income tax purposes was $840,986,754.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Money Market Fund

January 31, 2012

1.813021.107

SPM-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.3%
	Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA
2/7/12	0.20% (c)	$ 11,700	$ 11,700
Certificates of Deposit - 38.4%

Domestic Certificates Of Deposit - 0.5%
Branch Banking & Trust Co.
2/13/12 to 5/3/12	0.25 to 0.35	18,000	18,000
London Branch, Eurodollar, Foreign Banks - 9.1%
Australia & New Zealand Banking Group Ltd.
6/6/12	0.61	7,000	7,000
Commonwealth Bank of Australia
3/22/12	0.32	23,000	23,000
HSBC Bank PLC
3/15/12 to 5/31/12	0.50 to 0.55	35,000	35,000
ING Bank NV
3/2/12	0.33	25,000	25,000
Lloyds TSB Bank PLC
2/15/12	0.25	20,000	20,000
Mitsubishi UFJ Trust & Banking Corp.
4/12/12	0.59	41,000	41,000
National Australia Bank Ltd.
2/1/12 to 5/2/12	0.30 to 0.52	177,000	177,000
			328,000
New York Branch, Yankee Dollar, Foreign Banks - 28.8%
Bank of Montreal
2/5/13	0.63 (c)	28,000	28,000
Bank of Montreal Chicago CD Program
9/26/12 to 10/18/12	0.43 to 0.47 (c)	33,000	33,000
Bank of Nova Scotia
7/5/12 to 2/8/13	0.46 to 0.86 (c)	61,600	61,631
Bank of Tokyo-Mitsubishi UFJ Ltd.
2/6/12 to 3/28/12	0.18 to 0.50	94,000	94,001
Canadian Imperial Bank of Commerce
10/1/12	0.50	37,000	37,000
Canadian Imperial Bank of Commerce New York Branch
9/24/12 to 2/15/13	0.45 to 0.78 (c)	89,000	89,008
Certificates of Deposit - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Credit Suisse New York Branch
2/17/12 to 2/21/12	0.44 to 0.47%	$ 73,000	$ 73,000
DnB NOR Bank ASA
2/10/12 to 3/2/12	0.50 to 0.52	24,000	24,000
Mitsubishi UFJ Trust & Banking Corp.
2/23/12 to 4/26/12	0.50 to 0.55	39,000	39,000
Mizuho Corporate Bank Ltd.
2/1/12 to 3/5/12	0.18 to 0.40	73,000	73,000
National Bank Canada
7/6/12 to 7/10/12	0.41 to 0.47 (c)	25,000	25,000
Nordea Bank AB
2/3/12	0.68 (c)	2,000	2,000
Nordea Bank Finland PLC
3/1/12	0.50	13,000	13,000
Rabobank Nederland New York Branch
2/1/12 to 6/8/12	0.35 to 0.55 (c)	131,000	131,000
Royal Bank of Canada
1/31/13	0.94 (c)	56,000	56,000
Sumitomo Mitsui Banking Corp.
2/15/12 to 4/2/12	0.45 to 0.55	105,000	105,000
Sumitomo Trust & Banking Co. Ltd.
2/6/12 to 3/26/12	0.32 to 0.40	38,000	38,000
Svenska Handelsbanken
2/3/12 to 3/1/12	0.40 to 0.49	60,000	60,000
Toronto-Dominion Bank
11/7/12 to 2/4/13	0.50 to 0.54 (c)	32,000	32,000
Toronto-Dominion Bank New York Branch
11/14/12	0.62	29,000	29,000
			1,042,640
TOTAL CERTIFICATES OF DEPOSIT			1,388,640
Commercial Paper - 22.1%

ASB Finance Ltd. (London)
4/11/12 to 5/22/12	0.58 to 0.68	44,000	43,913
Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Australia & New Zealand Banking Group Ltd.
4/26/12	0.50%	$ 19,000	$ 18,978
Barclays Bank PLC
2/27/12	0.78 (b)	15,000	15,000
Barclays Bank PLC/Barclays US CCP Funding LLC
2/7/12 to 3/1/12	0.28	12,000	11,999
Caisse d'Amort de la Dette Sociale
5/25/12	0.43 (b)(c)	14,000	14,000
Citigroup Funding, Inc.
2/1/12 to 2/27/12	0.50	85,000	84,984
Commonwealth Bank of Australia
4/10/12 to 6/15/12	0.50 to 0.62	42,000	41,933
Credit Suisse New York Branch
2/28/12	0.45	38,000	37,987
Danske Corp.
2/14/12 to 2/15/12	0.25	46,000	45,996
Devon Energy Corp.
2/10/12 to 3/12/12	0.40 to 0.47	14,000	13,997
DnB NOR Bank ASA
2/28/12	0.47	26,000	25,991
Duke Energy Corp.
2/2/12	0.45	2,000	2,000
Ecolab, Inc.
3/5/12	0.58 (c)	12,000	12,000
Exelon Corp.
2/3/12	0.36	1,000	1,000
Nationwide Building Society
2/6/12 to 3/27/12	0.38 to 0.49	55,000	54,987
Nordea North America, Inc.
2/2/12 to 2/17/12	0.40 to 0.44	51,000	50,997
Royal Bank of Scotland PLC
2/1/12 to 2/7/12	0.30	20,000	20,000
Sempra Global
3/2/12 to 3/9/12	0.45	2,000	1,999
Skandinaviska Enskilda Banken AB
2/8/12 to 3/5/12	0.30 to 0.48	43,000	42,988
Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Svenska Handelsbanken, Inc.
4/3/12	0.52%	$ 19,000	$ 18,983
Swedbank AB
2/10/12 to 3/22/12	0.40 to 0.46	29,000	28,993
Texas Instruments International Management Co. S.a.r.L.
7/9/12	0.43	1,000	998
Thermo Fisher Scientific, Inc.
2/10/12 to 2/13/12	0.40 to 0.45	3,000	3,000
UBS Finance, Inc.
2/23/12 to 5/4/12	0.42 to 0.54	136,000	135,897
Viacom, Inc.
2/17/12 to 2/29/12	0.41 to 0.42	6,000	5,998
Virginia Electric & Power Co.
2/7/12	0.46	9,000	8,999
Westpac Banking Corp.
4/5/12 to 4/10/12	0.60 (c)	38,000	38,000
Xerox Corp.
2/17/12 to 3/16/12	0.60 to 0.63	17,500	17,492
TOTAL COMMERCIAL PAPER			799,109
Federal Agencies - 3.4%

Fannie Mae - 1.1%
4/2/12	0.20	39,000	38,987
Federal Home Loan Bank - 2.3%
2/6/12 to 11/28/12	0.19 to 0.41	85,000	84,999
TOTAL FEDERAL AGENCIES			123,986
U.S. Treasury Obligations - 6.9%

U.S. Treasury Bills - 0.8%
2/9/12	0.30 to 0.31	28,000	27,998
U.S. Treasury Notes - 6.1%
2/15/12 to 12/15/12	0.11 to 0.35	219,000	221,011
TOTAL U.S. TREASURY OBLIGATIONS			249,009
Master Notes - 0.7%
	Yield (a)	Principal Amount (000s)	Value (000s)
Royal Bank of Scotland PLC
2/15/12	0.75% (c)(e)	$ 25,000	$ 25,000
Medium-Term Notes - 8.3%

Commonwealth Bank of Australia
2/10/12	0.36 (b)(c)	14,000	14,000
Metropolitan Life Insurance Co.
4/30/12	0.91 (c)(e)	25,000	25,000
Royal Bank of Canada
2/1/13 to 2/14/13	0.63 to 0.82 (b)(c)	127,300	127,300
Westpac Banking Corp.
5/23/12 to 6/14/12	0.42 to 0.68 (b)(c)	133,000	133,000
TOTAL MEDIUM-TERM NOTES			299,300
Asset-Backed Securities - 0.1%

Huntington Auto Trust 2011-1
9/17/12	0.36 (b)	1,936	1,936
Municipal Securities - 3.8%

Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2005 B, LOC JPMorgan Chase Bank, VRDN
2/7/12	0.07 (c)	5,430	5,430
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, LOC Bank of Nova Scotia New York Branch, VRDN
2/7/12	0.06 (c)(d)	9,165	9,165
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (The Belmont Proj.) Series 2005 F, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN
2/7/12	0.07 (c)(d)	10,500	10,500
Contra Costa County Multi-family Hsg. Rev. (Avalon Walnut Creek Contra Costa Centre Proj.) Series 2008 A, LOC Bank of America NA, VRDN
2/7/12	0.08 (c)(d)	10,000	10,000
Denver City & County Arpt. Rev. Series 2009 C, LOC JPMorgan Chase Bank, VRDN
2/7/12	0.06 (c)	9,900	9,900
Municipal Securities - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Barrington Apts. Proj.) Series A, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN
2/7/12	0.08% (c)(d)	$ 12,190	$ 12,190
Monroe County Dev. Auth. Poll. Cont. Rev. Series 2010 A, LOC Bank of America NA, VRDN
2/7/12	0.07 (c)	9,300	9,300
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, tender, CP mode
2/16/12	0.45 (d)	14,000	14,000
New York City Health & Hosp. Corp. Rev. Series 2008 C, LOC TD Banknorth, NA, VRDN
2/7/12	0.04 (c)	6,100	6,100
New York Hsg. Fin. Agcy. Rev. (Shore Hill Hsg. Proj.) Series 2008 A, LOC Freddie Mac, VRDN
2/7/12	0.06 (c)	10,200	10,200
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2008 F, LOC Bank of America NA, VRDN
2/7/12	0.08 (c)	7,905	7,905
Philadelphia Wtr. & Wastewtr. Rev. Series 2005 B, LOC Bank of America NA, VRDN
2/7/12	0.06 (c)	10,500	10,500
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A3, LOC Wells Fargo Bank NA, VRDN
2/7/12	0.07 (c)	10,275	10,275
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, LOC Citibank NA, VRDN
2/7/12	0.08 (c)	12,100	12,100
TOTAL MUNICIPAL SECURITIES		137,565
Repurchase Agreements - 16.6%
	Maturity Amount (000s)
In a joint trading account at 0.27% dated 1/31/12 due 2/1/12 (Collateralized by (U.S. Government Obligations)) #	$ 32,299	32,299
With:
Barclays Capital, Inc. at:
0.3%, dated 1/25/12 due 2/1/12 (Collateralized by Equity Securities valued at $3,193,805)	3,000	3,000
0.32%, dated 1/31/12 due 2/7/12 (Collateralized by U.S. Government Obligations valued at $4,080,037, 6%, 9/1/38)	4,000	4,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Barclays Capital, Inc. at:
Citigroup Global Markets, Inc. at 0.5%, dated 1/31/12 due 2/1/12 (Collateralized by Corporate Obligations valued at $88,596,006, 0% - 7.78%, 4/15/17 - 6/24/50)	$ 83,001	$ 83,000
Credit Suisse Securities (USA) LLC at:
0.23%, dated 1/31/12 due 2/1/12 (Collateralized by Equity Securities valued at $6,480,244)	6,000	6,000
0.8%, dated 11/2/11 due 2/1/12 (Collateralized by Equity Securities valued at $13,671,450)	13,026	13,000
0.88%, dated 1/19/12 due 4/3/12 (Collateralized by Mortgage Loan Obligations valued at $3,241,331, 1.03% - 5.35%, 12/15/20 - 12/12/49)	3,006	3,000
0.91%, dated 10/24/11 due 2/3/12 (Collateralized by Mortgage Loan Obligations valued at $3,248,236, 0.42% - 0.79%, 6/25/37 - 7/25/37)	3,008	3,000
0.92%, dated 10/24/11 due 2/10/12 (Collateralized by Corporate Obligations valued at $3,249,570, 0.56% - 1.03%, 2/25/35 - 1/25/47)	3,008	3,000
0.94%, dated 10/27/11 due 2/17/12 (Collateralized by Corporate Obligations valued at $7,580,233, 0.47% - 5.61%, 5/15/24 - 3/25/37)	7,021	7,000
0.96%, dated 10/31/11 due 2/24/12 (Collateralized by Corporate Obligations valued at $3,250,215, 1.03%, 2/25/35)	3,009	3,000
0.98%, dated 1/12/12 due 4/12/12 (Collateralized by Mortgage Loan Obligations valued at $7,563,990, 0.78% - 2.74%, 10/20/34 - 4/25/37)	7,017	7,000
1%, dated:
11/23/11 due 2/21/12 (Collateralized by Mortgage Loan Obligations valued at $1,085,851, 6.08%, 7/10/38)	1,003	1,000
1/19/12 due 4/18/12 (Collateralized by Mortgage Loan Obligations valued at $10,803,758, 0.28% - 5.96%, 12/15/20 - 5/10/45)	10,025	10,000
1/23/12 due 4/24/12 (Collateralized by Mortgage Loan Obligations valued at $12,963,231, 0.32% - 6.39%, 7/27/35 - 2/12/51)	12,031	12,000
Goldman Sachs & Co. at:
0.14%, dated:
1/26/12 due 2/2/12 (Collateralized by U.S. Government Obligations valued at $23,460,548, 4%, 1/1/42)	23,001	23,000
1/30/12 due 2/6/12 (Collateralized by U.S. Government Obligations valued at $12,240,096, 5.5%, 12/1/38)	12,000	12,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Goldman Sachs & Co. at:
0.2%, dated 1/25/12 due 2/1/12 (Collateralized by U.S. Treasury Obligations valued at $28,841,216, 0.13%, 1/15/22)	$ 28,001	$ 28,000
0.25%, dated 1/25/12 due 2/1/12 (Collateralized by U.S. Treasury Obligations valued at $9,180,547, 2.38%, 9/30/14)	9,000	9,000
ING Financial Markets LLC at:
0.24%, dated 11/7/11 due 2/7/12 (Collateralized by U.S. Government Obligations valued at $23,478,461, 2.23% - 7%, 6/18/14 - 1/1/41)	23,015	23,000
0.58%, dated 11/16/11 due 2/7/12 (Collateralized by Corporate Obligations valued at $2,106,842, 4.75% - 8.25%, 1/15/14 - 5/15/38)	2,003	2,000
J.P. Morgan Clearing Corp. at:
0.74%, dated 1/23/12 due 4/23/12 (Collateralized by Equity Securities valued at $18,481,788)	17,032	17,000
0.75%, dated 10/24/11 due 4/23/12 (Collateralized by Equity Securities valued at $9,803,006)	9,034	9,000
1.05%, dated 1/23/12 due 7/23/12 (Collateralized by Equity Securities valued at $18,483,210)	17,090	17,000
J.P. Morgan Securities, Inc. at:
0.53%, dated 1/18/12 due 2/7/12 (Collateralized by Mortgage Loan Obligations valued at $8,642,571, 6%, 4/25/37)	8,004	8,000
0.75%, dated 9/28/11 due 3/26/12 (Collateralized by Mortgage Loan Obligations valued at $6,498,038, 6%, 4/25/37)	6,023	6,000
Merrill Lynch, Pierce, Fenner & Smith at 0.25%, dated 1/31/12 due 2/1/12 (Collateralized by Equity Securities valued at $60,480,439)	56,000	56,000
Mizuho Securities USA, Inc. at:
0.23%, dated 1/31/12 due 2/1/12 (Collateralized by U.S. Government Obligations valued at $5,150,033, 6.42%, 9/20/41)	5,000	5,000
0.27%, dated 1/31/12 due 2/1/12 (Collateralized by Equity Securities valued at $37,800,513)	35,000	35,000
0.28%, dated 1/31/12 due 2/1/12 (Collateralized by Equity Securities valued at $57,240,499)	53,000	53,000
0.46%, dated 1/19/12 due 2/7/12 (Collateralized by Corporate Obligations valued at $6,301,827, 3.5% - 3.75%, 4/15/12 - 10/15/12)	6,003	6,000
RBC Capital Markets Corp. at 0.2%, dated 9/14/11 due 2/7/12 (Collateralized by U.S. Government Obligations valued at $18,424,016, 0.68% - 6.5%, 1/1/14 - 9/1/44)	18,018	18,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
RBS Securities, Inc. at 0.53%, dated 1/25/12 due 2/1/12 (Collateralized by U.S. Government Obligations valued at $35,705,461, 3.5% - 5%, 12/1/26 - 3/1/41)	$ 35,004	$ 35,000
Royal Bank of Scotland PLC at 0.53%, dated 1/25/12 due 2/1/12 (Collateralized by U.S. Treasury Obligations valued at $12,359,519, 1.88% - 8.75%, 7/15/13 - 5/15/41)	12,001	12,000
UBS Securities LLC at:
0.6%, dated:
11/22/11 due 2/7/12 (Collateralized by Corporate Obligations valued at $3,153,824, 5.5%, 4/15/29)	3,005	3,000
11/23/11 due 2/7/12 (Collateralized by Corporate Obligations valued at $4,325,041, 5.4%, 4/29/13)	4,006	4,000
0.66%, dated 1/24/12 due 2/7/12 (Collateralized by Corporate Obligations valued at $3,240,475, 8.91%, 10/15/17)	3,005	3,000
0.71%, dated 1/9/12 due 2/7/12 (Collateralized by Corporate Obligations valued at $4,318,390, 3% - 5.5%, 10/15/17 - 4/15/29)	4,007	4,000
0.73%, dated:
1/5/12 due 3/5/12 (Collateralized by Corporate Obligations valued at $3,241,774, 5.4%, 4/29/13)	3,004	3,000
1/13/12 due 3/13/12 (Collateralized by Corporate Obligations valued at $4,201,619, 0.79% - 6%, 2/26/16 - 9/25/34)	4,005	4,000
Wells Fargo Securities, LLC at 0.21%, dated 1/31/12 due 2/1/12 (Collateralized by Commercial Paper Obligations valued at $14,493,370, 2/7/12 - 2/9/12)	14,000	14,000
TOTAL REPURCHASE AGREEMENTS		599,299
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $3,635,544)		3,635,544
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(22,230)
NET ASSETS - 100%		$ 3,613,314
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $305,236,000 or 8.4% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $50,000,000 or 1.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.91%, 4/30/12	3/26/02	$ 25,000
Royal Bank of Scotland PLC 0.75%, 2/15/12	1/18/12	$ 25,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$32,299,000 due 2/01/12 at 0.27%
Mizuho Securities USA, Inc.	$ 32,299
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At January 31, 2012, the cost of investment securities for income tax purposes was $3,635,544,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® U.S. Treasury
Money Market Fund

January 31, 2012

1.813057.107

TMM-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 114.5%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 81.2%
2/2/12 to 7/19/12	0.00 to 0.12%	$ 5,219,917	$ 5,219,769
U.S. Treasury Notes - 33.3%
2/15/12 to 10/31/12	0.01 to 0.18	2,132,360	2,144,516
TOTAL INVESTMENT PORTFOLIO - 114.5% (Cost $7,364,285)	7,364,285
NET OTHER ASSETS (LIABILITIES) - (14.5)%	(931,114)
NET ASSETS - 100%	$ 6,433,171
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At January 31, 2012, the cost of investment securities for income tax purposes was $7,364,285,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hereford Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 29, 2012